Dividends - Additional information (Detail) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Feb. 19, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Dividends [Line Items]
Decrease to franking account balance		$ 358
– Rio Tinto Limited
Disclosure of Dividends [Line Items]
Franking credits available		$ 9,177	$ 8,734	$ 7,246
– Rio Tinto Limited | Final Dividends
Disclosure of Dividends [Line Items]
Franked final dividend percentage		30.00%	30.00%	30.00%
Potential ordinary share transactions
Disclosure of Dividends [Line Items]
Final dividends per share: proposed in the announcement of the results for the year (in usd per share)	$ 2.250
Dividends payment proposed in the announcement of the results for the year	$ 3,652